Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2012	2011	2010
Foreign exchange contracts	19,724	16,503	16,971
Embedded foreign exchange derivatives	3,572	3,439	2,891
Interest rate contracts	3,983	5,535	2,357

		Total notional amounts at December 31,
Type of derivative	Unit	2012	2011	2010
Copper swaps	metric tonnes	45,222	38,414	20,977
Aluminum swaps	metric tonnes	5,495	5,068	3,050
Nickel swaps	metric tonnes	21	18	36
Lead swaps	metric tonnes	13,025	13,325	9,525
Zinc swaps	metric tonnes	225	125	—
Silver swaps	ounces	1,415,322	1,981,646	—
Electricity futures	megawatt hours	334,445	326,960	363,340
Crude oil swaps	barrels	135,471	113,397	121,979

Gain (loss) on cash flow hedges

2012
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	74		42		—

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	9	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(13)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(17)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(21)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)
		Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	115	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	10	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(2)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	123		29		3

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2012	2011	2010
Foreign exchange contracts	Total revenues	318	(93)	436
	Total cost of sales	(193)	(25)	(263)
	SG&A expenses(1)	(3)	—	—
	Interest and other finance expense	68	265	563
Embedded foreign exchange contracts	Total revenues	(148)	(31)	(279)
	Total cost of sales	28	11	17
Commodity contracts	Total cost of sales	10	(59)	38
	Interest and other finance expense	1	1	—
Interest rate contracts	Interest and other finance expense	(1)	—	—
Cash-settled call options	Interest and other finance expense	—	(1)	(1)

Total		80	68	511

(1)
SG&A expenses represent "Selling, general and administrative expenses".

Fair value of derivatives

	December 31, 2012
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	34	20	14	6
Commodity contracts	1	—	1	—
Interest rate contracts	15	31	—	2
Cash-settled call options	9	16	—	—

Total	59	67	15	8

Derivatives not designated as hedging instruments:
Foreign exchange contracts	204	62	84	20
Commodity contracts	7	1	11	1
Interest rate contracts	—	—	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	26	13	86	40

Total	237	77	181	61

Total fair value	296	144	196	69

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61